Issued Capital - Summary of Issued Capital (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares
Ordinary shares issued and fully paid
Ending balance			40,858,290
Equity
Ending balance	¥ 2,081,138	$ 290,103	¥ 2,081,138
One special share issued and fully paid at US$0.10 per share	Less than RMB 1 (US$1)	Less than RMB 1 (US$1)	Less than RMB 1 (US$1)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary share of par value US$0.10 each	100,000,000	100,000,000	100,000,000